Fair Value of Financial Instruments Fair Value of Financial Instruments Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date	Jun. 30, 2020
Unamortized deferred financing costs	$ 9,049	$ 10,325
Equity Method Investments	27,607	173,298
Secured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 4,200	$ 5,600